Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Summary Financial Information of VIEs and their Subsidiaries

The following financial information of the VIEs and their subsidiaries as of December 31, 2023 and 2024 and for each of the three years in the period ended December 31, 2022, 2023 and 2024 was included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances within the Company, its subsidiaries, the VIEs and VIEs' subsidiaries:

	As of December 31,
	2023	2024
	RMB	RMB
Cash, cash equivalents and restricted cash	113,834	44,943
Short-term investments	102,380	—
Prepaid expenses and other current assets	39,309	49,279
Total current assets	259,589	96,931
Property and equipment, net	212,242	202,781
Right-of-use assets	131,694	106,567
Total non-current assets	408,748	356,974
Total assets	668,337	453,905
Accrued expenses and other current liabilities	193,631	228,825
Deferred revenue, current	272,739	281,776
Lease liabilities, current	7,760	7,780
Total current liabilities	474,130	518,381
Deferred revenue, non-current	124,807	107,441
Lease liabilities, non-current	153,686	133,994
Other non-current liabilities	1,287	1,415
Total liabilities	753,910	761,231

As of December 31, 2023 and 2024, the VIEs and VIEs' subsidiaries accounted for an aggregate of 31.5% and 21.4% of the Group's consolidated total assets, respectively, and 40.9% and 50.0% of the Group's consolidated total liabilities, respectively.

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net revenues	1,076,379	1,369,285	1,669,295
Net income	376,082	716,487	525,531
Net cash generated from operating activities	502,168	619,233	834,086
Net cash (used in)/generated from investing activities	(11,166)	(28,038)	102,846
Net cash generated from financing activities	—	—	—

Summary of Estimated Useful Lives of Property and Equipment

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Buildings	36-40 years
Leasehold and buildings improvements	Shorter of lease term or expected useful life
Electronic and office equipment	3-5 years

Summary of Estimated Useful Lives of Intangible Assets	Intangible assets are amortized using the straight-line basis over the estimated useful lives as follows:

Category	Estimated useful life
Computer software	3 years
License	5 years